Long-Term Debt - Schedule of Long-Term Debt (Details)	3 Months Ended
	Sep. 30, 2021 CAD ($)	Jun. 30, 2021 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 10, 2020 CAD ($)	Dec. 31, 2019 CAD ($)
Debt Instrument
Fair value adjustment on WGL Acquisition (note 3)			$ 77,000,000		$ 80,000,000
Finance lease liabilities (note 10)			17,000,000		12,000,000
Long-term debt including lease obligations			8,239,000,000		8,029,000,000
Less debt issuance costs			(44,000,000)		(43,000,000)
Total long-term debt			8,195,000,000		7,986,000,000
Less current portion			(511,000,000)		(360,000,000)
Long-term debt, noncurrent			7,684,000,000		7,626,000,000
WGL And Washington Gas | AltaGas Ltd. medium-term notes (MTNs)
Debt Instrument
Long-term debt, gross						$ 100,000,000	$ 300,000,000
Premium from debt issued						$ 17,000,000
$350 million Senior unsecured - 3.72 percent | AltaGas Ltd. medium-term notes (MTNs)
Debt Instrument
Long-term debt, gross			0		350,000,000
Debt face amount			$ 350,000,000
Debt instrument rate (as a percent)			3.72%	3.72%
$500 million Senior unsecured - 2.61 percent | AltaGas Ltd. medium-term notes (MTNs)
Debt Instrument
Long-term debt, gross			$ 500,000,000		500,000,000
Debt face amount			$ 500,000,000
Debt instrument rate (as a percent)			2.61%	2.61%
$300 million Senior unsecured - 3.57 percent | AltaGas Ltd. medium-term notes (MTNs)
Debt Instrument
Long-term debt, gross			$ 300,000,000		300,000,000
Debt face amount			$ 300,000,000
Debt instrument rate (as a percent)			3.57%	3.57%
$200 million Senior unsecured - 4.40 percent | AltaGas Ltd. medium-term notes (MTNs)
Debt Instrument
Long-term debt, gross			$ 200,000,000		200,000,000
Debt face amount			$ 200,000,000
Debt instrument rate (as a percent)			4.40%	4.40%
Senior Unsecured Notes 1.23% Due March 2024 | AltaGas Ltd. medium-term notes (MTNs)
Debt Instrument
Long-term debt, gross			$ 350,000,000		0
Debt face amount			$ 350,000,000
Debt instrument rate (as a percent)			1.23%	1.23%
$300 million Senior unsecured - 3.84 percent | AltaGas Ltd. medium-term notes (MTNs)
Debt Instrument
Long-term debt, gross			$ 300,000,000		300,000,000
Debt face amount			$ 300,000,000
Debt instrument rate (as a percent)			3.84%	3.84%
$500 million Senior unsecured - 2.16 percent | AltaGas Ltd. medium-term notes (MTNs)
Debt Instrument
Long-term debt, gross			$ 500,000,000		500,000,000
Debt face amount			$ 500,000,000
Debt instrument rate (as a percent)			2.16%	2.16%
$350 million Senior unsecured - 4.12 percent | AltaGas Ltd. medium-term notes (MTNs)
Debt Instrument
Long-term debt, gross			$ 350,000,000		350,000,000
Debt face amount			$ 350,000,000
Debt instrument rate (as a percent)			4.12%	4.12%
$200 million Senior unsecured - 2.17 percent | AltaGas Ltd. medium-term notes (MTNs)
Debt Instrument
Long-term debt, gross			$ 200,000,000		0
Debt face amount			$ 200,000,000
Debt instrument rate (as a percent)			2.17%	2.17%
$200 million Senior unsecured - 3.98 percent | AltaGas Ltd. medium-term notes (MTNs)
Debt Instrument
Long-term debt, gross			$ 200,000,000		200,000,000
Debt face amount			$ 200,000,000
Debt instrument rate (as a percent)			3.98%	3.98%
$500 million Senior unsecured - 2.08 percent | AltaGas Ltd. medium-term notes (MTNs)
Debt Instrument
Long-term debt, gross			$ 500,000,000		500,000,000
Debt face amount			$ 500,000,000
Debt instrument rate (as a percent)			2.08%	2.08%
$200 million Senior unsecured - 2.48 percent | AltaGas Ltd. medium-term notes (MTNs)
Debt Instrument
Long-term debt, gross			$ 200,000,000		200,000,000
Debt face amount			$ 200,000,000
Debt instrument rate (as a percent)			2.48%	2.48%
$100 million Senior unsecured - 5.16 percent | AltaGas Ltd. medium-term notes (MTNs)
Debt Instrument
Long-term debt, gross			$ 100,000,000		100,000,000
Debt face amount			$ 100,000,000
Debt instrument rate (as a percent)			5.16%	5.16%
$300 million Senior unsecured - 4.50 percent | AltaGas Ltd. medium-term notes (MTNs)
Debt Instrument
Long-term debt, gross			$ 300,000,000		300,000,000
Debt face amount			$ 300,000,000
Debt instrument rate (as a percent)			4.50%	4.50%
$250 million Senior unsecured - 4.99 percent | AltaGas Ltd. medium-term notes (MTNs)
Debt Instrument
Long-term debt, gross			$ 250,000,000		250,000,000
Debt face amount			$ 250,000,000
Debt instrument rate (as a percent)			4.99%	4.99%
US$20 million Senior unsecured - 6.65 percent | WGL And Washington Gas
Debt Instrument
Debt face amount				$ 20,000,000
Debt instrument rate (as a percent)			6.65%	6.65%
US$20 million Senior unsecured - 6.65 percent | WGL And Washington Gas | AltaGas Ltd. medium-term notes (MTNs)
Debt Instrument
Long-term debt, gross			$ 25,000,000		25,000,000
US$41 million Senior unsecured - 5.44 percent | WGL And Washington Gas
Debt Instrument
Debt face amount				$ 41,000,000
Debt instrument rate (as a percent)			5.44%	5.44%
US$41 million Senior unsecured - 5.44 percent | WGL And Washington Gas | AltaGas Ltd. medium-term notes (MTNs)
Debt Instrument
Long-term debt, gross			$ 51,000,000		52,000,000
US$53 million Senior unsecured - 6.62 to 6.82 percent | WGL And Washington Gas
Debt Instrument
Debt face amount				$ 53,000,000
US$53 million Senior unsecured - 6.62 to 6.82 percent | WGL And Washington Gas | Minimum
Debt Instrument
Debt instrument rate (as a percent)			6.62%	6.62%
US$53 million Senior unsecured - 6.62 to 6.82 percent | WGL And Washington Gas | Maximum
Debt Instrument
Debt instrument rate (as a percent)			6.82%	6.82%
US$53 million Senior unsecured - 6.62 to 6.82 percent | WGL And Washington Gas | AltaGas Ltd. medium-term notes (MTNs)
Debt Instrument
Long-term debt, gross			$ 67,000,000		67,000,000
US$72 million Senior unsecured - 6.40 to 6.57 percent | WGL And Washington Gas
Debt Instrument
Debt face amount				$ 72,000,000
US$72 million Senior unsecured - 6.40 to 6.57 percent | WGL And Washington Gas | Minimum
Debt Instrument
Debt instrument rate (as a percent)			6.40%	6.40%
US$72 million Senior unsecured - 6.40 to 6.57 percent | WGL And Washington Gas | Maximum
Debt Instrument
Debt instrument rate (as a percent)			6.57%	6.57%
US$72 million Senior unsecured - 6.40 to 6.57 percent | WGL And Washington Gas | AltaGas Ltd. medium-term notes (MTNs)
Debt Instrument
Long-term debt, gross			$ 91,000,000		92,000,000
US$52 million Senior unsecured - 6.57 to 6.85 percent | WGL And Washington Gas
Debt Instrument
Debt face amount				$ 52,000,000
US$52 million Senior unsecured - 6.57 to 6.85 percent | WGL And Washington Gas | Minimum
Debt Instrument
Debt instrument rate (as a percent)			6.57%	6.57%
US$52 million Senior unsecured - 6.57 to 6.85 percent | WGL And Washington Gas | Maximum
Debt Instrument
Debt instrument rate (as a percent)			6.85%	6.85%
US$52 million Senior unsecured - 6.57 to 6.85 percent | WGL And Washington Gas | AltaGas Ltd. medium-term notes (MTNs)
Debt Instrument
Long-term debt, gross			$ 66,000,000		66,000,000
US$9 million Senior unsecured - 7.50 percent | WGL And Washington Gas
Debt Instrument
Debt face amount				$ 9,000,000
Debt instrument rate (as a percent)			7.50%	7.50%
US$9 million Senior unsecured - 7.50 percent | WGL And Washington Gas | AltaGas Ltd. medium-term notes (MTNs)
Debt Instrument
Long-term debt, gross			$ 11,000,000		11,000,000
US$50 million Senior unsecured - 5.70 to 5.78 percent | WGL And Washington Gas
Debt Instrument
Debt face amount				$ 50,000,000
US$50 million Senior unsecured - 5.70 to 5.78 percent | WGL And Washington Gas | Minimum
Debt Instrument
Debt instrument rate (as a percent)			5.70%	5.70%
US$50 million Senior unsecured - 5.70 to 5.78 percent | WGL And Washington Gas | Maximum
Debt Instrument
Debt instrument rate (as a percent)			5.78%	5.78%
US$50 million Senior unsecured - 5.70 to 5.78 percent | WGL And Washington Gas | AltaGas Ltd. medium-term notes (MTNs)
Debt Instrument
Long-term debt, gross			$ 63,000,000		64,000,000
US$75 million Senior unsecured - 5.21 percent | WGL And Washington Gas
Debt Instrument
Debt face amount				$ 75,000,000
Debt instrument rate (as a percent)			5.21%	5.21%
US$75 million Senior unsecured - 5.21 percent | WGL And Washington Gas | AltaGas Ltd. medium-term notes (MTNs)
Debt Instrument
Long-term debt, gross			$ 95,000,000		95,000,000
US$75 million Senior unsecured - 5.00 percent | WGL And Washington Gas
Debt Instrument
Debt face amount				$ 75,000,000
Debt instrument rate (as a percent)			5.00%	5.00%
US$75 million Senior unsecured - 5.00 percent | WGL And Washington Gas | AltaGas Ltd. medium-term notes (MTNs)
Debt Instrument
Long-term debt, gross			$ 95,000,000		95,000,000
US$300 million Senior unsecured - 4.22 to 4.60 percent | WGL And Washington Gas
Debt Instrument
Debt face amount				$ 300,000,000
US$300 million Senior unsecured - 4.22 to 4.60 percent | WGL And Washington Gas | Minimum
Debt Instrument
Debt instrument rate (as a percent)			4.22%	4.22%
US$300 million Senior unsecured - 4.22 to 4.60 percent | WGL And Washington Gas | Maximum
Debt Instrument
Debt instrument rate (as a percent)			4.60%	4.60%
US$300 million Senior unsecured - 4.22 to 4.60 percent | WGL And Washington Gas | AltaGas Ltd. medium-term notes (MTNs)
Debt Instrument
Long-term debt, gross			$ 380,000,000		382,000,000
US$450 million Senior unsecured - 3.80 percent | WGL And Washington Gas
Debt Instrument
Debt face amount				$ 450,000,000
Debt instrument rate (as a percent)			3.80%	3.80%
US$450 million Senior unsecured - 3.80 percent | WGL And Washington Gas | AltaGas Ltd. medium-term notes (MTNs)
Debt Instrument
Long-term debt, gross			$ 572,000,000		573,000,000
US$400 million Senior unsecured - 3.65 percent (e) | WGL And Washington Gas
Debt Instrument
Debt face amount				$ 400,000,000
Debt instrument rate (as a percent)			3.65%	3.65%
US$400 million Senior unsecured - 3.65 percent (e) | WGL And Washington Gas | AltaGas Ltd. medium-term notes (MTNs)
Debt Instrument
Long-term debt, gross			$ 528,000,000		530,000,000
US$200 million Senior unsecured - 2.98 percent | WGL And Washington Gas | AltaGas Ltd. medium-term notes (MTNs)
Debt Instrument
Long-term debt, gross			$ 254,000,000		0
Debt face amount				$ 200,000,000
Debt instrument rate (as a percent)			2.98%	2.98%
US$82 million SEMCO Senior Secured - 4.48 percent | SEMCO long-term debt
Debt Instrument
Long-term debt, gross			$ 63,000,000		69,000,000
Debt face amount				$ 82,000,000
Debt instrument rate (as a percent)			4.48%	4.48%
US$225 million First Mortgage Bonds - 3.15 percent | SEMCO long-term debt
Debt Instrument
Long-term debt, gross			$ 285,000,000		286,000,000
Debt face amount				$ 225,000,000
Debt instrument rate (as a percent)			3.15%	3.15%
US$225 million First Mortgage Bonds - 2.45 percent | SEMCO long-term debt
Debt Instrument
Long-term debt, gross			$ 285,000,000		286,000,000
Debt face amount				$ 225,000,000
Debt instrument rate (as a percent)			2.45%	2.45%
Credit facilities | $2 billion unsecured extendible revolving facility (a) (b)
Debt Instrument
Long-term debt, gross			$ 375,000,000		802,000,000
Debt face amount		$ 2,300,000,000	2,000,000,000
Credit facilities | $2 billion unsecured extendible revolving facility (a) (b) | Extendable Committed Revolving Facility
Debt Instrument
Debt face amount		$ 2,000,000,000
Debt instrument term (years)		5 years
Credit facilities | $2 billion unsecured extendible revolving facility (a) (b) | Extendable Side Car Liquidity Revolving Facility
Debt Instrument
Debt face amount		$ 300,000,000
Debt instrument term (years)		2 years
Credit facilities | US$150 million unsecured extendible revolving facility
Debt Instrument
Long-term debt, gross			120,000,000		81,000,000
Debt face amount				$ 150,000,000
Credit facilities | Commercial paper
Debt Instrument
Long-term debt, gross			469,000,000		260,000,000
Credit facilities | Secured Extendible Revolving Facility Due June 2022
Debt Instrument
Long-term debt, gross			0		$ 51,000,000
Debt face amount	$ 200,000,000		$ 200,000,000
Debt instrument term (years)	4 years